FINANCIAL RISK MANAGEMENT ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about financial instruments [abstract]
Disclosure of detailed information about financial instruments	The Group’s financial assets and liabilities are classified as set out below:

Figures in millions - US Dollars	At fair value through profit or loss	At fair value through other comprehensive income	At amortised cost
2025

Financial assets
Other investments	1	11	—
Loan receivable	—	—	333
Trade, other receivables and other assets	—	—	248
Contingent consideration assets	122	—	—
Cash restricted for use	—	—	67
Cash and cash equivalents	—	—	2,905

Financial liabilities
Borrowings	—	—	2,044
Lease liabilities	—	—	214
Trade and other payables	—	—	751
Bank overdraft	—	—	23

2024

Financial assets
Other investments	1	53	—
Loan receivable	—	—	463
Trade, other receivables and other assets (1)	—	—	111
Contingent consideration assets (1)	48	—	—
Cash restricted for use	—	—	61
Cash and cash equivalents	—	—	1,425

Financial liabilities
Borrowings	—	—	1,984
Lease liabilities	—	—	141
Trade and other payables	—	—	727
Bank overdraft	—	—	28

2023

Financial assets
Other investments	1	—	—
Loan receivable	—	—	506
Trade, other receivables and other assets (1)	—	—	33
Contingent consideration assets (1)	48	—	—
Cash restricted for use	—	—	68
Cash and cash equivalents	—	—	964

Financial liabilities
Borrowings	—	—	2,239
Lease liabilities	—	—	171
Trade and other payables	—	—	560
Derivative financial liabilities	15	—	—
Bank overdraft	—	—	9

(1) Contingent consideration, which was previously reported as part of trade, other receivables and other assets, is now reported separately on the statement of financial position as these assets have a different measurement basis. Comparative periods have been reclassified.
A reconciliation of the contingent consideration assets included in the statement of financial position is set out in the following table:

	US Dollar millions
Figures in millions	2025	2024	2023
Opening balance	48	48	12
Unwinding of the contingent consideration assets	—	4	1
Changes in estimates - fair value adjustments (1)	13	3	14
Contingent consideration assets recognised on sale of business	78	—	22
Part repayment of contingent consideration asset - Mponeng	(19)	(6)	—
Translation	2	(1)	(1)
Closing balance (2)	122	48	48

(1)Included in the income statement in foreign exchange and fair value adjustments.
(2)Included in the statement of financial position as part of non-current assets $60m (2024: $30m; 2023: $42m) and current assets $62m (2024: $18m; 2023: $6m).

Quantitative data for entity's exposure to risk	The table below shows the significant currency exposure which arises mainly on borrowings and cash denominated in a currency other than the functional currency of entities within the Group. The amounts have been presented in US dollar by converting the foreign currency amount at the closing rate at the reporting date.

	US Dollars
Figures in millions	2025	2024	2023

Cash and cash equivalents
Australian dollar	149	59	47
Ghanaian cedi	72	51	28

Borrowings
Tanzanian shilling	117	—	126

	US Dollars
Figures in millions	2025	2024	2023

Fixed rate instruments
Borrowings	1,745	1,741	1,738
Joint venture loan receivable	333	463	506

Variable rate instruments
Cash restricted for use	67	61	68
Cash and cash equivalents	1,425	929	742
Borrowings	299	243	501

Sensitivity analysis for types of market risk	The following table discloses the approximate foreign exchange risk sensitivities at 31 December (assuming all other variables remain constant). Management reasonably expects profit or loss to increase/(decrease) by the following sensitivities:

		US Dollars
Figures in millions		2025	2024	2023

Cash and cash equivalents
Australian dollar (AUD/$)	Spot +10%	(14)	(5)	(4)
Ghanaian cedi (GHS/$)	Spot +10%	(7)	(5)	(3)

Australian dollar (AUD/$)	Spot -10%	17	7	5
Ghanaian cedi (GHS/$)	Spot -10%	8	6	3

Borrowings
Tanzanian shilling (TZS/$)	Spot +10%	11	—	11
Tanzanian shilling (TZS/$)	Spot -10%	(13)	—	(14)

The following table shows the approximate interest rate sensitivities of financial assets and financial liabilities at 31 December
(assuming that all other variables remain constant).
Management reasonably expects profit or loss to increase/(decrease) by the following sensitivities:

		US Dollars
Figures in millions		2025	2024	2023

Cash and cash equivalents
United States dollar	1% increase	12	7	5
Australian dollar	1% increase	1	1	—

Borrowings
United States dollar	1% increase	(2)	(2)	(4)
Tanzanian shilling	1% increase	(1)	—	(1)

Maturity analysis for financial liabilities	The contractual maturities of undiscounted financial liabilities, including interest payments, are as follows:

Figures in millions - US Dollars	Within one year	Between one and two years	Between two and five years	After five years	Total

2025
Non-derivative financial liabilities
Trade and other payables	751	—	—	—	751
Bank overdraft	23	—	—	—	23
Borrowings	108	106	1,915	485	2,614
Lease liabilities	74	44	86	71	275
Financial guarantee contract (1)	18	—	—	—	18
	974	150	2,001	556	3,681

2024
Non-derivative financial liabilities
Trade and other payables	727	—	—	—	727
Bank overdraft	28	—	—	—	28
Borrowings	157	82	1,144	1,231	2,614
Lease liabilities	85	35	27	22	169
	997	117	1,171	1,253	3,538

2023
Derivative financial liabilities
Oil forward contracts	15	—	—	—	15

Non-derivative financial liabilities
Trade and other payables	560	—	—	—	560
Bank overdraft	9	—	—	—	9
Borrowings	312	160	1,255	1,277	3,004
Lease liabilities	75	65	18	29	187
	971	225	1,273	1,306	3,775
(1) Carrying value at 31 December 2025 is immaterial as the likelihood of default is considered remote.

Disclosure of maturity analysis for non-derivative financial liabilities	The contractual maturities of undiscounted financial liabilities, including interest payments, are as follows:

Figures in millions - US Dollars	Within one year	Between one and two years	Between two and five years	After five years	Total

2025
Non-derivative financial liabilities
Trade and other payables	751	—	—	—	751
Bank overdraft	23	—	—	—	23
Borrowings	108	106	1,915	485	2,614
Lease liabilities	74	44	86	71	275
Financial guarantee contract (1)	18	—	—	—	18
	974	150	2,001	556	3,681

2024
Non-derivative financial liabilities
Trade and other payables	727	—	—	—	727
Bank overdraft	28	—	—	—	28
Borrowings	157	82	1,144	1,231	2,614
Lease liabilities	85	35	27	22	169
	997	117	1,171	1,253	3,538

2023
Derivative financial liabilities
Oil forward contracts	15	—	—	—	15

Non-derivative financial liabilities
Trade and other payables	560	—	—	—	560
Bank overdraft	9	—	—	—	9
Borrowings	312	160	1,255	1,277	3,004
Lease liabilities	75	65	18	29	187
	971	225	1,273	1,306	3,775
(1) Carrying value at 31 December 2025 is immaterial as the likelihood of default is considered remote.

Analysis of credit exposure	Overview of the credit risk profile of financial institutions is as follows:

	2025	2024	2023

Cash and cash equivalents
Low (AAA to A-)	91%	83%	82%
Medium (BBB to B-)	8%	14%	12%
High (CCC+ and below)	1%	3%	6%

Restricted cash
Low (AAA to A-)	—%	—%	16%
Medium (BBB to B-)	100%	100%	84%

Disclosure of fair value measurement of assets	The table below represents financial instruments measured at fair value at the reporting date, or for which fair value is disclosed at 31 December.

Figures in millions	US Dollars
	Fair value	Carrying value	Fair value	Carrying value	Fair value	Carrying value	Valuation method	Significant inputs	Fair value hierarchy of inputs
	As at December	As at December	As at December	As at December	As at December	As at December
Financial instrument	2025		2024		2023

At fair value through profit and loss
Contingent consideration asset - Mponeng (1)(2)	23	23	23	23	26	26	Probability weighted discounted cash flow	The production plan over the contingent consideration period	Level 3
Contingent consideration asset - Gramalote (1)(2)	18	18	25	25	22	22	Probability weighted discounted cash flow	Stage gate payments over the contingent period and discount rates	Level 3
Contingent consideration asset - Mansala (2)	23	23	—	—	—	—	Probability weighted discounted cash flow	Contingent payment and discount rates	Level 3
Contingent consideration asset - ABC (2)	14	14	—	—	—	—	Probability weighted discounted cash flow	Stage gate payments over the contingent period and discount rates	Level 3
Contingent consideration asset - MSG (2)	44	44	—	—	—	—	Discounted cash flow	The production plan over the contingent consideration period, forecasted gold prices and discount rates	Level 3
Derivative financial liability - gold zero-cost collar contracts (3)	—	—	—	—	15	15	Black-Scholes-Merton option pricing model	Forward and spot prices, the number of outstanding ounces of gold on open contracts, risk free rates and volatilities	Level 2
At fair value through other comprehensive income
Listed equity investments	11	11	53	53	—	—			Level 1
At amortised cost
Borrowings - Rated bonds	1,729	1,745	1,631	1,741	1,567	1,738			Level 1
Borrowings - Revolving Credit Facilities	299	299	243	243	501	501	Discounted cash flow	Market related interest rates	Level 3
Deferred consideration asset - Doropo (4)	110	110	—	—	—	—	Discounted cash flow	Deferred payments over the consideration period and discount rates	Level 3
Joint venture loan receivable	333	333	463	463	506	506	Discounted cash flow	Market related interest rates	Level 3

(1)The line item description has been updated from deferred compensation asset to contingent consideration asset to align with the nature of the receivable and to clearly distinguish from receivables that are deferred but not contingent.
(2)Included in the statement of financial position in current and/or non-current contingent considerations.
(3)Included in the statement of financial position in current trade and other payables.
(4)Included in the statement of financial position in current and non-current trade, other receivables and other assets.

Disclosure of fair value measurement of liabilities	The table below represents financial instruments measured at fair value at the reporting date, or for which fair value is disclosed at 31 December.

Figures in millions	US Dollars
	Fair value	Carrying value	Fair value	Carrying value	Fair value	Carrying value	Valuation method	Significant inputs	Fair value hierarchy of inputs
	As at December	As at December	As at December	As at December	As at December	As at December
Financial instrument	2025		2024		2023

At fair value through profit and loss
Contingent consideration asset - Mponeng (1)(2)	23	23	23	23	26	26	Probability weighted discounted cash flow	The production plan over the contingent consideration period	Level 3
Contingent consideration asset - Gramalote (1)(2)	18	18	25	25	22	22	Probability weighted discounted cash flow	Stage gate payments over the contingent period and discount rates	Level 3
Contingent consideration asset - Mansala (2)	23	23	—	—	—	—	Probability weighted discounted cash flow	Contingent payment and discount rates	Level 3
Contingent consideration asset - ABC (2)	14	14	—	—	—	—	Probability weighted discounted cash flow	Stage gate payments over the contingent period and discount rates	Level 3
Contingent consideration asset - MSG (2)	44	44	—	—	—	—	Discounted cash flow	The production plan over the contingent consideration period, forecasted gold prices and discount rates	Level 3
Derivative financial liability - gold zero-cost collar contracts (3)	—	—	—	—	15	15	Black-Scholes-Merton option pricing model	Forward and spot prices, the number of outstanding ounces of gold on open contracts, risk free rates and volatilities	Level 2
At fair value through other comprehensive income
Listed equity investments	11	11	53	53	—	—			Level 1
At amortised cost
Borrowings - Rated bonds	1,729	1,745	1,631	1,741	1,567	1,738			Level 1
Borrowings - Revolving Credit Facilities	299	299	243	243	501	501	Discounted cash flow	Market related interest rates	Level 3
Deferred consideration asset - Doropo (4)	110	110	—	—	—	—	Discounted cash flow	Deferred payments over the consideration period and discount rates	Level 3
Joint venture loan receivable	333	333	463	463	506	506	Discounted cash flow	Market related interest rates	Level 3

(1)The line item description has been updated from deferred compensation asset to contingent consideration asset to align with the nature of the receivable and to clearly distinguish from receivables that are deferred but not contingent.
(2)Included in the statement of financial position in current and/or non-current contingent considerations.
(3)Included in the statement of financial position in current trade and other payables.
(4)Included in the statement of financial position in current and non-current trade, other receivables and other assets.